Employee Benefit Plan, Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-021 [Group Trust]
EBP, Investments [Line Items]
EBP, Fully Benefit-Responsive Investment Contract [Table Text Block]
Net Appreciation in Fair Value of Group Trust Investments and
Total Investment Income for the Year Ended December 31, 2025

Group Trust
Net appreciation in fair value of Group Trust Investments	$762,134
Investment Income:
Interest	204,125
Dividends	21,926
Less: investment management expenses	(9,340)
Net investment income of Group Trust Investments	$978,845

The following tables sets forth by level, within the fair value hierarchy, the Group Trust’s assets at fair value as of December 31, 2025 and 2024:

	Group Trust Assets at Fair Value December 31, 2025
	Level 1	Level 2	Level 3	Total
Corporate debt	$—	$874,643	$—	$874,643
Mortgage-backed securities	—	816,124	—	816,124
Foreign cash	2,945	—	—	2,945
Equities	989,007	—	—	989,007
Futures	23	—	—	23
Registered investment companies	174,429	—	—	174,429
Government securities	—	505,762	—	505,762
Total assets in fair value hierarchy	$1,166,404	$2,196,529	$—	$3,362,933

Investments measured at net asset value
U.S. common/collective trusts[1]				3,219,358
International common/collective trusts[2]				191,020
103-12 investments[3]				235,273
Non-publicly traded registered investments companies[4]				162,302
Total assets at fair value				$7,170,886

[1]     The objective of the common/collective trust funds held in the AT&T U.S. Stock Fund is to deliver diversified exposure to the total U.S. equity market as represented by the Russell 3000 Index. The objective of the common/collective trust funds held in the AT&T Total Return Bond Fund is to deliver diversified exposure to the fixed income market as represented by the Bloomberg Barclays Aggregate Index. There are currently no redemption restrictions on these investments.
[2]     The objective of the common/collective trust funds held in the AT&T International Stock Fund is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S., MSCI Emerging Markets Net Dividend Index, MSCI Australia Index and MSCI Canada Index. There are currently no redemption restrictions on these investments.
[3]     The objective of these equity commingled funds is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S. that invest in both developed and emerging countries. These funds have redemption restrictions limited to daily and monthly settlement.
[4]     These are non-publicly traded registered investment companies, consisting of a short-term floating rate portfolio plus publicly-traded high-yield and asset-backed fixed income securities. The fair value of the investments in this group have been estimated using the net asset values reported by the fund manager. These funds are utilized on a discretionary basis as part of a broad fixed income mandate. These are open-ended funds, with no final termination dates. There are currently no redemption restrictions on this investment.

	Group Trust Assets at Fair Value December 31, 2024
	Level 1	Level 2	Level 3	Total
Corporate debt	$—	$939,989	$—	$939,989
Mortgage-backed securities	—	843,105	—	843,105
Foreign cash	8,040	—	—	8,040
Equities	589,466	—	—	589,466
Futures	(2,534)	—	—	(2,534)
Registered investment companies	202,817	—	—	202,817
Government securities	—	319,763	—	319,763
Total assets in fair value hierarchy	$797,789	$2,102,857	$—	$2,900,646

Investments measured at net asset value
U.S. common/collective trusts[1]				3,542,987
International common/collective trusts[2]				137,693
103-12 investments[3]				207,042
Non-publicly traded registered investments companies[4]				74,483
Total assets at fair value				$6,862,851

[1]     The objective of the common/collective trust funds held in the AT&T U.S. Stock Fund is to deliver diversified exposure to the large-capitalization U.S. equity market as represented by the Russell 3000 Index. The objective of the common/collective trust funds held in the AT&T Total Return Bond Fund is to deliver diversified exposure to the fixed income market as represented by the Bloomberg Barclays Aggregate Index. There are currently no redemption restrictions on these investments.
[2]     The objective of the common/collective trust funds held in the AT&T International Stock Fund is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S., MSCI Emerging Markets Net Dividend Index, MSCI Australia Index and MSCI Canada Index. There are currently no redemption restrictions on these investments.
[3]     The objective of these equity commingled funds is to provide diversified exposure to international markets as represented by the All Country World Index ex U.S. that invest in both developed and emerging countries. These funds have redemption restrictions limited to daily and monthly settlement.
[4] These are non-publicly traded registered investment companies, consisting of a short-term floating rate portfolio plus publicly-traded high-yield and asset-backed fixed income securities. The fair value of the investments in this group have been estimated using the net asset values reported by the fund manager. These funds are utilized on a discretionary basis as part of a broad fixed income mandate. These are open-ended funds, with no final termination dates. There are currently no redemption restrictions on this investment.
EBP-58-1533433-004 [BSSP]
EBP, Investments [Line Items]
EBP, Investment, Fair Value and NAV [Table Text Block]
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets, other than the Plan’s investment in the Group Trust, at fair value as of December 31, 2025:

	Plan Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
AT&T common stock	197,683	—	—	197,683
Mutual funds	2,476	—	—	2,476
Total assets in fair value hierarchy	$200,159	$—	$—	$200,159

Common/collective trusts measured at net asset value:
U.S. index stock fund[1]				1,003,448
International index stock fund[2]				108,881
Asset allocation funds[3]				818,717
Total assets at fair value				$2,131,205

[1] This category includes common/collective trust funds with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500®”), the Russell 1000 Index, the Dow Jones U.S. Completion Total Stock Market Index and the Dow Jones U.S. Total Stock Market Index. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.
[3]    This category includes common/collective trust funds also known as LifePath Portfolios which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets, other than the Plan’s investment in the Group Trust, at fair value as of December 31, 2024:

	Plan Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
AT&T common stock	$192,612	$—	$—	$192,612
Mutual funds or exchange-traded funds	2,288	—	—	2,288
Total assets in fair value hierarchy	$194,900	$—	$—	$194,900

Common/collective trusts measured at net asset value:
U.S. index stock fund[1]				906,589
International index stock fund[2]				83,608
Asset allocation funds[3]				773,566
Total assets at fair value				$1,958,663

[1] This category includes common/collective trust funds with an objective of providing investment results that approximate the overall performance of the common stocks included in the Standard and Poor’s Composite Stock Price Index of 500 stocks (the “S&P 500®”), the Russell 1000 Index and the Dow Jones U.S. Completion Total Stock Market Index. There are currently no redemption restrictions on these investments.
[2]     This category includes a common/collective trust fund with an objective of providing investment results that approximate the overall performance of the common stocks included in the All Country World Index ex U.S. Index. Except for a short-term trading fee applicable to certain participant transactions, there are currently no redemption restrictions on this investment.
[3] This category includes common/collective trust funds also known as LifePath Portfolios which are well diversified portfolios that adjust the mix of the underlying investments over time to correspond with various retirement years. There are currently no redemption restrictions on these investments.